FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

27.   FAIR VALUE MEASUREMENTS

(a)	Financial Assets and Financial Liabilities by Category

The carrying amounts of the Company’s financial assets and financial liabilities by category are as follows:

As at December 31, 2025	Fair value through OCI $	Fair value through profit or loss $	Amortized cost $	Total $
Financial assets
Cash and cash equivalents	–	–	553,985	553,985
Trade receivables concentrate sales	–	15,279	–	15,279
Trade receivables doré sales	–	–	5,482	5,482
Investments in equity securities	6,760	–	–	6,760
Other receivables	–	–	8,248	8,248
Total financial assets	6,760	15,279	567,715	589,754

Financial liabilities
Trade payables	–	–	(77,927)	(77,927)
Payroll payable	–	–	(27,790)	(27,790)
Share units payable	–	(33,754)	–	(33,754)
2024 Convertible Notes	–	–	(134,410)	(134,410)
Other payables	–	–	(97,300)	(97,300)
Total financial liabilities	–	(33,754)	(337,427)	(371,181)

As at December 31, 2024	Fair value through OCI $	Fair value through profit or loss $	Amortized cost $	Total $
Financial assets
Cash and cash equivalents	–	–	231,328	231,328
Trade receivables concentrate sales	–	18,920	–	18,920
Trade receivables doré sales	–	–	7,782	7,782
Investments in equity securities	119	–	–	119
Other receivables	–	–	4,332	4,332
Total financial assets	119	18,920	243,442	262,481

Financial liabilities
Trade payables	–	–	(91,180)	(91,180)
Payroll payable	–	–	(30,345)	(30,345)
Share units payable	–	(14,063)	–	(14,063)
2024 Convertible Notes	–	–	(126,031)	(126,031)
Other payables	–	–	(84,383)	(84,383)
Total financial liabilities	–	(14,063)	(331,939)	(346,002)

(b)	Fair Values of Financial Assets and Financial Liabilities

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Trade receivables – Trade receivables arising from the sales of metal concentrates are subject to provisional pricing, and the final selling price is adjusted at the end of a quotational period. These are marked to market at each reporting date based on the forward price corresponding to the expected settlement date.

Investments in equity securities – Investments in equity securities are recorded at fair value based on the quoted market price at the end of each reporting period with changes in fair value through other comprehensive loss.

Share units payable – The fair value is calculated using quoted market value of the Company’s common shares.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company categorizes the fair value estimates by a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1 – Observable inputs such as quoted prices for identical assets in active markets;

Level 2 – Inputs, other than the quoted prices for identical assets in active markets, that are observable either directly or indirectly; and

Level 3 – Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

During the years ended December 31, 2025 and 2024, there were no transfers of amounts between Level 1, Level 2, and Level 3 of the fair value hierarchy. The fair values of the Company’s financial assets and financial liabilities that are measured at fair value, including their levels in the fair value hierarchy are as follows:

As at December 31, 2025	Level 1 $	Level 2 $	Level 3 $	Total $
Trade receivables concentrate sales	–	15,279	–	15,279
Investments in equity securities	6,760	–	–	6,760
Share units payable	–	(33,754)	–	(33,754)

As at December 31, 2024	Level 1 $	Level 2 $	Level 3 $	Total $
Trade receivables concentrate sales	–	18,920	–	18,920
Investments in equity securities	119	–	–	119
Share units payable	–	(14,063)	–	(14,063)

(c)	Financial Assets and Financial Liabilities Not Already Measured at Fair Value

The estimated fair values by the Level 2 fair value hierarchy of the Company’s financial liabilities that are not accounted for at a fair value as compared to the carrying amount were as follows:

	December 31, 2025		December 31, 2024
	Carrying amount $	Fair value $	Carrying amount $	Fair value $
2024 Convertible Notes (1)	(134,410)	(293,681)	(126,031)	(177,330)

(1)	The carrying amounts of the 2024 Convertible Notes represents the liability components (Note 13), while the fair value represents the liability and equity components. The fair value of the 2024 Convertible Notes is based on the quoted prices in markets that are not active for the underlying securities.